SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - Portland Natural Gas Transmission System $ in Millions		13 Months Ended
	Feb. 19, 2015 USD ($)	Jan. 31, 2015 item
Revenue Recognition
Outstanding rate cases | item		2
Maximum number of days to refund to customers	60 days
Accumulated refunds	$ 114.3
Interest on refund	$ 8.0